UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET

MANAGEMENT TRUST

LEGG MASON MANAGER SELECT

LARGE CAP GROWTH FUND

FORM N-Q

DECEMBER 31, 2010

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	December 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 1.1%
Johnson Controls Inc.	500	$19,100

Hotels, Restaurants & Leisure - 2.3%
Carnival Corp.	101	4,657
Chipotle Mexican Grill Inc.	51	10,846	*
McDonald’s Corp.	200	15,352
Wendy’s/Arby’s Group Inc., Class A Shares	586	2,707
WMS Industries Inc.	89	4,026	*
Yum! Brands Inc.	100	4,905

Total Hotels, Restaurants & Leisure		42,493

Internet & Catalog Retail - 1.9%
Amazon.com Inc.	135	24,300	*
Liberty Media Holding Corp., Interactive Group, Series A Shares	400	6,308	*
Priceline.com Inc.	11	4,395	*

Total Internet & Catalog Retail		35,003

Media - 7.8%
Cablevision Systems Corp., New York Group, Class A Shares	800	27,072
Comcast Corp., Class A Shares	200	4,394
Comcast Corp., Special Class A Shares	1,300	27,053
DIRECTV, Class A Shares	300	11,979	*
Discovery Communications Inc., Class A Shares	100	4,170	*
Discovery Communications Inc., Class C Shares	100	3,669	*
Interpublic Group of Cos. Inc.	596	6,329	*
Liberty Global Inc., Series A Shares	100	3,538	*
Liberty Global Inc., Series C Shares	100	3,389	*
Liberty Media Holding Corp., Capital Group, Series A Shares	100	6,256	*
Madison Square Garden Inc., Class A Shares	200	5,156	*
Omnicom Group Inc.	250	11,450
Sirius Satellite Radio Inc.	1,851	3,036	*
Viacom Inc., Class B Shares	100	3,961
Walt Disney Co.	462	17,330
World Wrestling Entertainment Inc., Class A Shares	100	1,424

Total Media		140,206

Multiline Retail - 0.4%
Sears Holdings Corp.	36	2,655	*
Target Corp.	81	4,870

Total Multiline Retail		7,525

Specialty Retail - 2.4%
American Eagle Outfitters Inc.	261	3,818
Bed Bath & Beyond Inc.	212	10,420	*
Chico’s FAS Inc.	519	6,244
Home Depot Inc.	468	16,408
J. Crew Group Inc.	87	3,753	*
Urban Outfitters Inc.	102	3,653	*

Total Specialty Retail		44,296

TOTAL CONSUMER DISCRETIONARY		288,623

CONSUMER STAPLES - 6.4%
Beverages - 2.9%
Anheuser-Busch InBev NV, ADR	100	5,709
Coca-Cola Co.	342	22,493
PepsiCo Inc.	378	24,695

Total Beverages		52,897

Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	250	18,052
CVS Caremark Corp.	554	19,263

Total Food & Staples Retailing		37,315

Household Products - 1.3%
Procter & Gamble Co.	363	23,352

Tobacco - 0.1%
Philip Morris International Inc.	29	1,697

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
TOTAL CONSUMER STAPLES		115,261

ENERGY - 12.5%
Energy Equipment & Services - 6.6%
Core Laboratories NV	200	$17,810
National-Oilwell Varco Inc.	200	13,450
Schlumberger Ltd.	470	39,245
Tetra Technology Inc.	400	10,024	*
Weatherford International Ltd.	1,700	38,760	*

Total Energy Equipment & Services		119,289

Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	600	45,696
Apache Corp.	120	14,308
Devon Energy Corp.	300	23,553
Exxon Mobil Corp.	300	21,936
Southwestern Energy Co.	56	2,096	*

Total Oil, Gas & Consumable Fuels		107,589

TOTAL ENERGY		226,878

FINANCIALS - 8.9%
Capital Markets - 4.6%
BlackRock Inc.	158	30,112
Charles Schwab Corp.	887	15,176
Cohen & Steers Inc.	100	2,610
Northern Trust Corp.	400	22,164
State Street Corp.	300	13,902

Total Capital Markets		83,964

Commercial Banks - 0.1%
BB&T Corp.	72	1,893

Diversified Financial Services - 2.0%
JPMorgan Chase & Co.	200	8,484
MSCI Inc., Class A Shares	300	11,688	*
Nasdaq OMX Group Inc.	638	15,127	*

Total Diversified Financial Services		35,299

Insurance - 0.5%
Berkshire Hathaway Inc., Class B Shares	100	8,011	*

Real Estate Investment Trusts (REITs) - 0.4%
Essex Property Trust Inc.	58	6,625

Real Estate Management & Development - 0.6%
CB Richard Ellis Group Inc., Class A Shares	559	11,448	*

Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	400	5,564
New York Community Bancorp Inc.	400	7,540

Total Thrifts & Mortgage Finance		13,104

TOTAL FINANCIALS		160,344

HEALTH CARE - 17.2%
Biotechnology - 8.8%
Amgen Inc.	746	40,955	*
Biogen Idec Inc.	672	45,058	*
Celgene Corp.	529	31,285	*
Genzyme Corp.	500	35,600	*
Vertex Pharmaceuticals Inc.	200	7,006	*

Total Biotechnology		159,904

Health Care Equipment & Supplies - 2.1%
Covidien PLC	300	13,698
Stryker Corp.	200	10,740
Thermo Fisher Scientific Inc.	240	13,286	*

Total Health Care Equipment & Supplies		37,724

Health Care Providers & Services - 2.9%
Medco Health Solutions Inc.	250	15,318	*
UnitedHealth Group Inc.	1,000	36,110

Total Health Care Providers & Services		51,428

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Pharmaceuticals - 3.4%
Forest Laboratories Inc.	700	$22,386	*
Johnson & Johnson	379	23,441
Teva Pharmaceutical Industries Ltd., ADR	200	10,426
Valeant Pharmaceuticals International Inc.	178	5,036

Total Pharmaceuticals		61,289

TOTAL HEALTH CARE		310,345

INDUSTRIALS - 8.6%
Aerospace & Defense - 0.8%
L-3 Communications Holdings Inc.	200	14,098

Construction & Engineering - 0.9%
Fluor Corp.	100	6,626
Jacobs Engineering Group Inc.	200	9,170	*

Total Construction & Engineering		15,796

Electrical Equipment - 0.9%
ABB Ltd., ADR	700	15,715	*

Industrial Conglomerates - 2.6%
3M Co.	150	12,945
General Electric Co.	784	14,339
Tyco International Ltd.	300	12,432
United Technologies Corp.	100	7,872

Total Industrial Conglomerates		47,588

Machinery - 1.8%
Cummins Inc.	103	11,331
Donaldson Co. Inc.	200	11,656
Pall Corp.	200	9,916

Total Machinery		32,903

Professional Services - 0.9%
Verisk Analytics Inc., Class A Shares	500	17,040	*

Road & Rail - 0.4%
Hertz Global Holdings Inc.	464	6,723	*

Trading Companies & Distributors - 0.3%
Fastenal Co.	84	5,033

TOTAL INDUSTRIALS		154,896

INFORMATION TECHNOLOGY - 26.8%
Communications Equipment - 2.7%
Cisco Systems Inc.	1,166	23,588	*
F5 Networks Inc.	30	3,905	*
Juniper Networks Inc.	500	18,460	*
Nokia Corp., ADR	300	3,096

Total Communications Equipment		49,049

Computers & Peripherals - 5.1%
Apple Inc.	175	56,448	*
EMC Corp.	400	9,160	*
SanDisk Corp.	400	19,944	*
Seagate Technology PLC	500	7,515	*

Total Computers & Peripherals		93,067

Electronic Equipment, Instruments & Components - 0.6%
Tyco Electronics Ltd.	300	10,620

Internet Software & Services - 4.3%
Akamai Technologies Inc.	453	21,314	*
eBay Inc.	614	17,087	*
Google Inc., Class A Shares	61	36,232	*
WebMD Health Corp.	50	2,553	*

Total Internet Software & Services		77,186

IT Services - 4.3%
Accenture PLC, Class A Shares	300	14,547
Automatic Data Processing Inc.	250	11,570
International Business Machines Corp.	85	12,475
Teradata Corp.	300	12,348	*

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Visa Inc., Class A Shares	380	$26,744

Total IT Services		77,684

Semiconductors & Semiconductor Equipment - 4.3%
Broadcom Corp., Class A Shares	400	17,420
Cree Inc.	100	6,589	*
First Solar Inc.	111	14,446	*
Intel Corp.	507	10,662
NVIDIA Corp.	878	13,521	*
Standard Microsystems Corp.	100	2,883	*
Texas Instruments Inc.	370	12,025

Total Semiconductors & Semiconductor Equipment		77,546

Software - 5.5%
Advent Software Inc.	100	5,792	*
Autodesk Inc.	100	3,820	*
CommVault Systems Inc.	300	8,586	*
Microsoft Corp.	934	26,078
Oracle Corp.	700	21,910
RealD Inc.	300	7,776	*
Red Hat Inc.	168	7,669	*
Rovi Corp.	300	18,603	*

Total Software		100,234

TOTAL INFORMATION TECHNOLOGY		485,386

MATERIALS - 2.1%
Chemicals - 1.5%
Ecolab Inc.	250	12,605
Monsanto Co.	200	13,928

Total Chemicals		26,533

Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold Inc.	100	12,009

TOTAL MATERIALS		38,542

TOTAL INVESTMENTS - 98.4% (Cost - $1,468,505#)		1,780,275
Other Assets in Excess of Liabilities - 1.6%		28,420

TOTAL NET ASSETS - 100.0%		$1,808,695

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Manager Select Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$1,780,275	—	—	$1,780,275

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$331,572
Gross unrealized depreciation	(19,802)

Net unrealized appreciation	$311,770

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
President (Acting) and Chief Executive Officer

Date:    February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President (Acting) and Chief Executive Officer

Date:    February 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:    February 24, 2011